Loans and Allowance for Loan Losses - Schedule of Non-Performing Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable Disclosure [Abstract]
Loans 90 days past due and still accruing interest	$ 0	$ 0
Nonaccrual loans, including nonaccrual impaired loans	35,512	21,507	$ 39,854
Other real estate owned and repossessed assets	12,409	21,721
Non-performing assets	$ 47,921	$ 43,228